Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities

	2020	2019
	(in € millions)
Non-current
Other accrued liabilities	42	20
	42	20
Current
Accrued fees to rights holders	1,265	1,153
Accrued salaries, vacation, and related taxes	65	54
Accrued social costs for options and RSUs	169	64
Other accrued expenses	249	167
	1,748	1,438